LOANS PAYABLE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Jan. 08, 2018 shares
Disclosure of detailed information about borrowings [line items]
Interest payable | $	$ 357,913		$ 408,152
Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Common shares issued | shares						8,665,201
Loans Payable [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense	336,817	$ 253,840	20,052	$ 15,472
Interest payable	$ 73,615				$ 56,549
Increase in loans payable and foreign exchange expense | $			$ 431,708
Loans Payable [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.00%		0.00%		0.00%
Loans Payable [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	61.00%		61.00%		61.00%
Loans Payable [Member] | Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Common shares issued | shares			300,000
Exercise price | $ / shares			$ 0.15
Warrant term			2 years	2 years